Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of income tax expense
Current	$ 599	$ 419	$ (24)
Deferred	(48)	25	95
Income tax expense	$ 551	$ 444	$ 71